SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited balance sheets date up to the date that the unaudited financial statements were available to be issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited financial statements.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
SUBSEQUENT EVENTS		Note 15 — Subsequent Events The Company has evaluated and recognized or disclosed subsequent events, as appropriate, from the balance sheet date through June 7, 2023, the date the consolidated